Nature of Operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Nature Of Operations [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS

Alio Gold Inc. (“Alio” or “the Company”) was incorporated on March 17, 2005, under the laws of the Province of British Columbia, Canada. The Company is in the business of acquiring, exploring, developing and operating mineral resource properties.

On May 25, 2018, Alio acquired all the outstanding common shares of Rye Patch Gold Corp. (“Rye Patch”) (note 6). Through the acquisition, Alio acquired 100% owned additional subsidiaries: Alio Gold (US) Inc. (formally Rye Patch Gold Corp.), Rye Patch Gold US Inc., Rye Patch Mining US Inc., Florida Canyon Mining Inc. (“FCMI”), Standard Gold Mining Inc., and RP Dirt Inc. FCMI owns the Florida Canyon Mine (“Florida Canyon”) in Nevada, US.

In Mexico, the Company, through its wholly-owned subsidiaries, Timmins Goldcorp Mexico, S.A. de C.V., Molimentales del Noroeste, S.A. de C.V. (“Molimentales”) and Minera Aurea, S.A de C.V. (“Minera Aurea”) owns the San Francisco Mine in Sonora, Mexico, and the Ana Paula Property (“Ana Paula” or “Ana Paula Project”), an exploration and evaluation asset in Guerrero, Mexico.

The Company is listed for trading on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange American under the symbol ALO. The registered office of the Company is located at Suite 507 - 700 West Pender Street, Vancouver, British Columbia, Canada, V6C 1G8.